Concentration and risks (Tables)	12 Months Ended
Sep. 30, 2025
Risks and Uncertainties [Abstract]
Schedule of concentration of credit risk

(b) Concentration of customers:

The following customers accounted for 10% or more of revenue for the years ended September 30,2023, 2024 and 2025:

	Year ended September 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Customer A	64,897,071	71,613,185	134,534,671	18,897,973
Customer B	*	46,392,100	62,128,639	8,727,158
Customer C	19,331,103	*	*	*

The following customers accounted for 10% or more of the Group’s accounts receivable and amounts due from related parties as of September 30,2024 and 2025:

	2024	2025	2025
	RMB	RMB	US$
Customer A	7,055,869	6,237,484	876,174
Customer B	4,525,495	3,486,135	489,694
Customer C	1,748,863	*	*
Customer D	*	3,177,983	446,409

(c) Concentration of suppliers

Below suppliers represent more than 10% of the Group’s total purchases for the years ended September 30, 2023, 2024 and 2025.

	Year ended September 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Supplier A	*	16,789,791	22,127,032	3,108,166
Supplier B	*	15,743,800	*	*
Supplier C	*	*	34,337,505	4,823,361
Supplier D	13,698,898	*	*	*
Supplier E	12,137,615	*	*	*

*	Represents less than 10%